Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation from the U.S. statutory rate of 21% to the effective rate is as follows:

	For the Year Ended December 31, 2020	For the Period from March 1, 2019 (date of inception) to December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.5%	7.0%
Change in fair value of warrant liabilities	(6.5%)	0%
Other	(1%)	0%
Change in valuation allowance	(18.0%)	(28.0%)

Income taxes provision (benefit)	0.0%	0.0%

Schedule of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019, are as follows (amounts in thousands):

	As of December 31,
	2020	2019
Deferred tax assets:
Amortization	$1	$—
Stock-based compensation	1,226	—

Research and development credit	3	—
Startup costs	—	13
Net operating loss	1,785	—

Total deferred income tax assets	3,015	13

Total deferred income tax liabilities	—	—

Net deferred income tax assets	3,015	13
Valuation allowance	(3,015)	(13)

Deferred tax asset, net of allowance	$—	$—